Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events

(a)
Renaming of Unitized Ocean Transport Limited to Performance Shipping Management Inc.: Effective January 2025, the Company’s in-house fleet manager, Unitized Ocean Transport Limited, has officially been renamed Performance Shipping Management Inc.

(b)
Installment payments for newbuilding vessels: In February and April 2025, the Company paid the third installments for the Hull 1515 and the Hull 1596, amounting to $6,325 and $6,485, respectively, and in February 2025 the Company paid the second installment for the Hull 1597, amounting to $6,485, according to the terms of the shipbuilding contracts (Notes 5 and 8).

(c)
Sale and Delivery of the vessel P. Yanbu: On March 13, 2025, the Company entered, through a separate wholly-owned subsidiary, into a Memorandum of Agreement for the sale of the vessel “P. Yanbu”, for a gross purchase price of $39,000. The sale was successfully completed on March 24, 2025, upon delivery of the vessel to her new owners. The Company is expected to generate in the first quarter of 2025 a gain on sale, before any commissions and other sale-related costs, of approximately $21,500.

(d)
Potential Sale of the vessel P. Sophia within the next twelve months: On April 7, 2025, the Company announced that it has entered through a separate wholly-owned subsidiary, into a forward sale and exclusivity agreement with an unaffiliated third party, based on which the buyers are granted exclusive rights to submit a bid for the conversion of the  vessel P. Sophia, in an auction for the provision of a Floating Production Storage and Offloading (FPSO) vessel for charter to a national oil company (the “Offshore Project”).  If the buyer is awarded the Offshore Project by the expiration of the auction on April 5, 2026, the buyer will purchase the P. Sophia, for a gross sale price of $36,050. Additionally, if the vessel is delivered to the buyer on or before September 30, 2025, the gross sale price will be increased by $1,000.

(e)
Dividend Payment to the Series B and Series C Preferred Stockholders: On April 7, 2025, the Company paid cash dividends to its Series B and Series C preferred stockholders amounting to $13 (or $0.25 per share) and $445 (or $0.3125 per share), respectively, according to the terms of each preferred stock, out of which $411 were paid to Mango (Note 4).